Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2016
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Mar. 29, 2017
Document Effective Date	Mar. 30, 2017
Prospectus Date	Mar. 30, 2017
Tortoise MLP & Pipeline Fund | Institutional Class Shares
Prospectus:
Trading Symbol	TORIX
Tortoise MLP & Pipeline Fund | Investor Class Shares
Prospectus:
Trading Symbol	TORTX
Tortoise MLP & Pipeline Fund | C Class Shares
Prospectus:
Trading Symbol	TORCX
Tortoise North American Energy Independence Fund | Investor Class Shares
Prospectus:
Trading Symbol	TNPTX
Tortoise North American Energy Independence Fund | C Class Shares
Prospectus:
Trading Symbol	TNPCX
Tortoise North American Energy Independence Fund | Institutional Class Shares
Prospectus:
Trading Symbol	TNPIX
Tortoise Select Opportunity Fund | Investor Class Shares
Prospectus:
Trading Symbol	TOPTX
Tortoise Select Opportunity Fund | C Class Shares
Prospectus:
Trading Symbol	TOPCX
Tortoise Select Opportunity Fund | Institutional Class Shares
Prospectus:
Trading Symbol	TOPIX
Tortoise VIP MLP & Pipeline Portfolio | Class I
Prospectus:
Trading Symbol	TVPIX
Tortoise VIP MLP & Pipeline Portfolio | Class II
Prospectus:
Trading Symbol	TVPTX